Summary of Significant Accounting Policies - Adoption of New Revenue Standard Impacted Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Revenue
Total revenue	$ 21,365	$ 66,327	$ 83,124	$ 308,647	$ 305,102	$ 201,207
Operating Expenses
Sales and marketing	8,788	12,514	12,310	46,034	53,605	34,398
Income tax benefit	(612)	1,378	$ 8,170	$ (6,681)	(7,271)	$ (8,245)
Net (loss) income	$ 10,800	$ (142,258)			(101,370)
ASC 606
Revenue
Total revenue					600
Operating Expenses
Income tax benefit					200
Subscription Revenue
Revenue
Total revenue					243,981
Balances Without ASC 606 Adoption Impact | ASC 606
Operating Expenses
Sales and marketing					61,061
Income tax benefit					(7,507)
Net (loss) income					(109,236)
Balances Without ASC 606 Adoption Impact | Subscription Revenue | ASC 606
Revenue
Total revenue					243,335
ASC 606 Adoption Adjustment | ASC 606
Operating Expenses
Sales and marketing					(7,456)
Income tax benefit					236
Net (loss) income					7,866
ASC 606 Adoption Adjustment | Subscription Revenue | ASC 606
Revenue
Total revenue					$ 646